Total

Supplement dated May 31, 2024

to the

Prospectus and Statement of Additional Information (the “SAI”),

each dated June 28, 2023

__________________________________________

At a meeting held on January 31, 2024, the Board of Trustees (the “Board”) of 360 Funds (the “Trust”) discussed with Stringer Asset Management, LLC (the “Adviser”) a change of the Fund’s benchmark. The Board approved the Fund’s benchmark change from the MSCI AC World Net Total Return USD Index to a blend of 65% MSCI ACWI Net Total Return USD and 35% U.S. Bloomberg Aggregate Bond Index effective January 31, 2024.

Additionally, upon the recommendation of Stringer Asset Management, LLC (the “Adviser”), effective June 1, 2024, the Board has approved changing the Stringer Growth Fund’s name to “Stringer Tactical Adaptive Risk Fund.”

Finally, this supplement updates the Adviser’s new address.

Changes to the Prospectus

The following replaces the name of the Fund on the cover page of the Prospectus.

Stringer Tactical Adaptive Risk Fund (formerly Stringer Growth Fund)

The following replaces the investment objective on page 2 of the Prospectus.

Stringer Growth Fund
Investment Objective.
The investment objective of the Stringer Tactical Adaptive Risk Fund (the “Fund”) is long-term growth of capital.
The following replaces the table on page 7 of the Prospectus.
Average Annual Total Returns - Stringer Growth Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class Shares	(18.96%)	3.51%	5.79%	Mar. 27, 2013
Institutional Class Shares | Return After Taxes on Distributions	(19.64%)	1.48%	4.27%	Mar. 27, 2013
Institutional Class Shares | Return After Taxes on Distributions and Sale of Fund Shares	(11.68%)	2.21%	4.27%	Mar. 27, 2013
Class A Shares	(23.61%)	2.08%	4.91%	Mar. 27, 2013
Class C Shares	(19.72%)	2.51%	4.75%	Mar. 27, 2013
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Blend	(16.49%)	3.52%	5.64%	Mar. 27, 2013
MSCI AC World Net Total Return USD Index (reflects no deduction for fees, expenses or taxes)	(18.36%)	5.22%	7.52%	Mar. 27, 2013

*As of January 31, 2024, the Board approved a benchmark change to a blend of 65% MSCI ACWI Net Total Return USD Index and 35% Bloomberg Aggregate Bond Index.